CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 $ / shares shares
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value | $ / shares	$ 0.3	$ 0.3
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	3,381,092	3,061,910
Ordinary shares, shares outstanding	3,381,092	3,061,910